Financial risk management and financial instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 SEK (kr)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 154		$ 670	£ 915	$ 590	kr 1,650	kr 2,722	$ 121		$ 582	£ 774	$ 502	kr 1,504	kr 2,496
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	88	€ 1,414	391	536	347	994	1,646	69	€ 1,214	336	453	293	905	1,504
Cost of revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 66	€ 991	$ 279	£ 379	$ 243	kr 656	kr 1,076	$ 52	€ 859	$ 246	£ 321	$ 209	kr 599	kr 992